SCHEDULE OF PRESENT VALUE OF LEASE LIABILITIES (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Leases
2025	$ 397
2026	351
2027	293
Total operating lease payments	1,041
Less: imputed interest	(129)
Present value of lease liabilities	$ 912